Fair Value Measurements (Tables) - Rice Acquisition Corp. [Member]	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Measurements (Tables) [Line Items]
Schedule of gross holding gains and fair value of held-to-maturity securities
	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account – U.S. Treasury Securities	$237,307,717	$—	$—	$237,307,717
Liabilities:
Warrant Liability – Public Warrants			27,046,487	27,046,487
Warrant Liability – Private Warrants	—	—	15,542,000	15,542,000
Total fair value	$237,307,717	$—	$42,588,487	$279,896,204

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury securities	$237,351,433	$—	$—

Liabilities:
Derivative warrant liabilities – Public warrants	$67,616,251	$—	$—
Derivative warrant liabilities – Private placement warrants	$—	$—	$71,349,396
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury securities	$237,308,171	$—	$—

Liabilities:
Derivative warrant liabilities – Public warrants	$27,046,500	$—	$—
Derivative warrant liabilities – Private placement warrants	$—	$—	$15,541,987

Schedule of initial measurement
As of October 26, 2020
Exercise price	$11.50
Stock price	$9.39
Term (in years)	6
Volatility	20%
Risk-free interest rate	0.46%
Dividend yield	—
As of December 31, 2020
Exercise price	$11.50
Stock price	$10.83
Term (in years)	5.82
Volatility	22.68
Risk-free interest rate	0.48
Dividend yield	—

	June 30, 2021	December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$18.05	$10.83
Volatility	52.0%	22.7%
Term (in years)	5.25	5.82
Risk-free rate	0.91%	0.48%

Schedule of changes in the fair value of warrant liabilities
	Private Placement	Level	Public	Level	Warrant Liabilities
Fair Value as of September 3, 2020	$—		$—		$—
Initial measurement on October 26, 2020	$8,425,987	3	$14,435,020	3	$22,860,007
Change in fair value	$7,117,000		$12,611,480		$19,728,480
Fair Value as of December 31, 2020	$15,541,987	3	$27,046,500	1	$42,588,487

Derivative warrant liabilities at January 1, 2021	$15,541,987
Change in fair value of derivative warrant liabilities	(2,284,001)
Derivative warrant liabilities at March 31, 2021	13,257,986
Change in fair value of derivative warrant liabilities	58,091,410
Derivative warrant liabilities at June 30, 2021	$71,349,396